INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS.
INTANGIBLE ASSETS

10.INTANGIBLE ASSETS

As of December 31, 2022 and 2021, intangible assets consist of the following:

	2022	2021
Definite Lived Intangible Assets
Customer Relationships	$2,600,000	$—
Intellectual Property	8,290,000	790,000

Total Definite Lived Intangible Assets	10,890,000	790,000
Less Accumulated Amortization	(1,186,665)	(208,667)
Definite Lived Intangible Assets, Net	9,703,335	581,333
Indefinite Lived Intangible Assets
Dispensary Licenses	38,948,500	5,048,500
Total Indefinite Lived Intangible Assets	38,948,500	5,048,500
Total Intangible Assets, Net	$48,651,835	$5,629,833

The Company adjusted the calculation of the preliminary fair values of the intangible assets acquired in business acquisitions completed during the year ended December 31, 2022, which resulted in aggregate increase of $1,800,000 to the carrying value of these intangible assets within the measurement period (see Note 9, Business Acquisitions, and Note 11, Goodwill).

For the year ended December 31, 2022 and 2021, the Company recorded amortization expense related to intangible assets of $977,998 and $170,167, respectively. Additionally, during the years ended December 31, 2022 and 2021, management noted no indications of impairment on its intangible assets.

The following is the future minimum amortization expense to be recognized for the years ended December 31:

December 31:
2023	1,668,000
2024	1,655,333
2025	1,630,000
2026	1,510,000
2027	1,030,002
Thereafter	2,210,000
Total Future Amortization Expense	$9,703,335